Leases (Tables)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Schedule of right-of-use assets of lease liabilities
	December 31,
	2 0 2 1	2 0 2 0
	U.S. dollars in thousands
Amounts recognized in the consolidated balance sheet – right-of-use assets, net	$1,463	$1,775
Current liabilities	$376	$346
Long-term liabilities	1,098	1,492
Total operating leased liabilities	$1,474	$1,838

Schedule of weighted average lease term and weighted average discount rate
Weighted average lease term – operating lease	4.65 years
Weighted average discount rate – operating lease	7.05%

Schedule of cash flows related operating lease liabilities
U.S. dollars in thousands
Years ending December 31:
2022	$427
2023	427
2024	333
2025	162
2026	158
Thereafter	199
Total lease payments (undiscounted)	1,706
Less – discount to net present value	(232)
Present value of lease liabilities	$1,474